Shareholder Report, Average Annual Return (Details)		12 Months Ended	14 Months Ended	20 Months Ended	60 Months Ended	80 Months Ended	106 Months Ended	107 Months Ended	116 Months Ended	120 Months Ended
		Jul. 31, 2026	Jan. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		5.43%			9.21%					15.60%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		9.45%			9.30%					15.16%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		11.71%			10.63%		16.35%
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		11.93%			10.73%		16.41%
PGIM JENNISON RISING DIVIDEND FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		12.17%			8.33%					11.22%
PGIM JENNISON RISING DIVIDEND FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		16.79%			8.74%					11.03%
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		18.98%			9.83%					12.13%
PGIM JENNISON RISING DIVIDEND FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		18.93%			9.85%		12.19%
PGIM TARGET DATE INCOME FUND - CLASS R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R1
Average Annual Return, Percent		9.14%			3.25%				4.80%
PGIM TARGET DATE INCOME FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		9.41%			3.51%				5.06%
PGIM TARGET DATE INCOME FUND CLASS - R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		9.57%			3.67%				5.23%
PGIM TARGET DATE INCOME FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		9.68%			3.76%				5.33%
PGIM TARGET DATE INCOME FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		9.78%			3.87%				5.44%
PGIM TARGET DATE INCOME FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		10.04%			4.02%				5.61%
PGIM TARGET DATE 2020 FUND - CLASS R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R1
Average Annual Return, Percent		10.17%			3.93%				5.72%
PGIM TARGET DATE 2020 FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		10.43%			4.20%				5.98%
PGIM Target Date 2020 Fund - CLASS R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		10.57%			4.34%				6.14%
PGIM TARGET DATE 2020 FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		10.76%			4.46%				6.25%
PGIM TARGET DATE 2020 FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		10.77%			4.55%				6.36%
PGIM TARGET DATE 2020 FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		10.98%			4.70%				6.47%
PGIM TARGET DATE 2025 FUND - CLASS R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R1
Average Annual Return, Percent		11.09%			4.49%				6.30%
PGIM TARGET DATE 2025 FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		11.44%			4.75%				6.57%
PGIM TARGET DATE 2025 FUND - CLASS R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		11.59%			4.90%				6.73%
PGIM TARGET DATE 2025 FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		11.70%			5.01%				6.83%
PGIM TARGET DATE 2025 FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		11.79%			5.13%				6.95%
PGIM TARGET DATE 2025 FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		12.02%			5.27%				7.11%
PGIM TARGET DATE 2030 FUND - CLASS R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R1
Average Annual Return, Percent		12.56%			5.20%				7.33%
PGIM TARGET DATE 2030 FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		12.80%			5.46%				7.60%
PGIM TARGET DATE 2030 FUND - CLASS R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		12.97%			5.63%				7.75%
PGIM TARGET DATE 2030 FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		12.99%			5.72%				7.85%
PGIM TARGET DATE 2030 FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		13.17%			5.83%				7.97%
PGIM TARGET DATE 2030 FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		13.38%			5.99%				8.14%
PGIM TARGET DATE 2035 FUND - CLASS R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R1
Average Annual Return, Percent		15.10%			6.40%				8.41%
PGIM TARGET DATE 2035 FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		15.47%			6.68%				8.68%
PGIM TARGET DATE 2035 FUND - CLASS R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		15.59%			6.83%				8.84%
PGIM TARGET DATE 2035 FUND - CLASS R4 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		15.67%			6.93%				8.96%
PGIM TARGET DATE 2035 FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		15.86%			7.04%				9.06%
PGIM TARGET DATE 2035 FUND - CLASS R6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		16.01%			7.21%				9.22%
PGIM TARGET DATE 2040 FUND - CLASS R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R1
Average Annual Return, Percent		17.72%			7.47%				9.24%
PGIM TARGET DATE 2040 FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		17.97%			7.73%				9.51%
PGIM TARGET DATE 2040 FUND - CLASS R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		18.11%			7.90%				9.68%
PGIM TARGET DATE 2040 FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		18.37%			8.02%				9.80%
PGIM TARGET DATE 2040 FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		18.37%			8.12%				9.90%
PGIM TARGET DATE 2040 FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		18.59%			8.29%				10.07%
PGIM TARGET DATE 2045 FUND - CLASS R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R1
Average Annual Return, Percent		19.57%			8.13%				9.79%
PGIM TARGET DATE 2045 FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		19.87%			8.39%				10.07%
PGIM TARGET DATE 2045 FUND - CLASS R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		19.98%			8.55%				10.23%
PGIM TARGET DATE 2045 FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		20.12%			8.66%				10.34%
PGIM TARGET DATE 2045 FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		20.18%			8.76%				10.45%
PGIM TARGET DATE 2045 FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		20.46%			8.93%				10.63%
PGIM TARGET DATE 2050 FUND - CLASS R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R1
Average Annual Return, Percent		21.00%			8.72%				10.15%
PGIM TARGET DATE 2050 FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		21.29%			9.00%				10.42%
PGIM TARGET DATE 2050 FUND - CLASS R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		21.52%			9.16%				10.59%
PGIM TARGET DATE 2050 FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		21.61%			9.27%				10.69%
PGIM TARGET DATE 2050 FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		21.81%			9.39%				10.82%
PGIM TARGET DATE 2050 FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		21.97%			9.55%				11.00%
PGIM TARGET DATE 2055 FUND - CLASS R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R1
Average Annual Return, Percent		21.87%			9.01%				10.46%
PGIM TARGET DATE 2055 FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		22.17%			9.29%				10.74%
PGIM TARGET DATE 2055 FUND - CLASS R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		22.36%			9.45%				10.90%
PGIM TARGET DATE 2055 FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		22.43%			9.55%				11.01%
PGIM TARGET DATE 2055 FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		22.55%			9.67%				11.13%
PGIM TARGET DATE 2055 FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		22.77%			9.83%				11.29%
PGIM TARGET DATE 2060 FUND - CLASS R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R1
Average Annual Return, Percent		22.22%			9.11%				10.49%
PGIM TARGET DATE 2060 FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		22.54%			9.40%				10.77%
PGIM TARGET DATE 2060 FUND - CLASS R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		22.72%			9.57%				10.94%
PGIM TARGET DATE 2060 FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		22.85%			9.67%				11.05%
PGIM TARGET DATE 2060 FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		22.99%			9.78%				11.16%
PGIM TARGET DATE 2060 FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		23.17%			9.95%				11.33%
PGIM TARGET DATE 2065 FUND - CLASS R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R1
Average Annual Return, Percent		22.46%			9.23%	11.03%
PGIM TARGET DATE 2065 FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		22.65%			9.43%	11.26%
PGIM TARGET DATE 2065 FUND - CLASS R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		22.89%			9.63%	11.45%
PGIM TARGET DATE 2065 FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		23.01%			9.77%	11.59%
PGIM TARGET DATE 2065 FUND - CLASS R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		23.09%			9.88%	11.70%
PGIM TARGET DATE 2065 FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		23.32%			10.10%	11.90%
PGIM Target Date 2070 Fund - Class R1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R1
Average Annual Return, Percent		22.41%		16.93%
PGIM Target Date 2070 Fund - Class R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		22.77%		17.20%
PGIM Target Date 2070 Fund - Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3
Average Annual Return, Percent		23.01%		17.42%
PGIM Target Date 2070 Fund - Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		23.10%	17.54%
PGIM Target Date 2070 Fund - Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		23.10%		17.61%
PGIM Target Date 2070 Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		23.46%		17.83%
PGIM 60/40 Allocation Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		14.74%			8.10%			9.64%
Without Sales Load [Member] | PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		11.57%			10.45%					16.25%
Without Sales Load [Member] | PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		10.45%			9.30%					15.16%
Without Sales Load [Member] | PGIM JENNISON RISING DIVIDEND FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		18.70%			9.57%					11.86%
Without Sales Load [Member] | PGIM JENNISON RISING DIVIDEND FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		17.79%			8.74%					11.03%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[1]	19.56%		15.28%	12.86%	15.33%	14.97%	15.09%	15.41%	15.08%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	[1]	2.71%		2.86%	(0.40%)	0.72%		1.47%	1.74%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		8.03%			11.88%		17.34%			17.46%
S&P Target Date Retirement Income Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date Retirement Income Index
Average Annual Return, Percent		8.89%			4.10%				5.46%
PGIM Target Date Income Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PGIM Target Date Income Custom Benchmark
Average Annual Return, Percent		9.48%			3.84%				5.56%
PGIM Target Date 2020 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PGIM Target Date 2020 Custom Benchmark
Average Annual Return, Percent		10.57%			4.52%				6.56%
S&P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2020 Index
Average Annual Return, Percent		10.60%			5.04%				6.94%
PGIM Target Date 2025 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PGIM Target Date 2025 Custom Benchmark
Average Annual Return, Percent		11.70%			5.13%				7.24%
S&P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2025 Index
Average Annual Return, Percent		12.22%			5.66%				7.78%
PGIM Target Date 2030 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PGIM Target Date 2030 Custom Benchmark
Average Annual Return, Percent		13.14%			5.89%				8.39%
S&P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2030 Index
Average Annual Return, Percent		14.18%			6.64%				8.76%
PGIM Target Date 2035 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PGIM Target Date 2035 Custom Benchmark
Average Annual Return, Percent		15.79%			7.17%				9.67%
S&P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2035 Index
Average Annual Return, Percent		16.34%			7.71%				9.80%
PGIM Target Date 2040 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PGIM Target Date 2040 Custom Benchmark
Average Annual Return, Percent		18.43%			8.23%				10.58%
S And P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2040 Index
Average Annual Return, Percent		18.45%			8.73%				10.67%
PGIM Target Date 2045 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PGIM Target Date 2045 Custom Benchmark
Average Annual Return, Percent		20.29%			8.92%				11.17%
S&P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2045 Index
Average Annual Return, Percent		19.99%			9.45%				11.24%
PGIM Target Date 2050 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PGIM Target Date 2050 Custom Benchmark
Average Annual Return, Percent		21.77%			9.56%				11.65%
S&P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2050 Index
Average Annual Return, Percent		20.61%			9.76%				11.52%
PGIM Target Date 2055 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PGIM Target Date 2055 Custom Benchmark
Average Annual Return, Percent		22.64%			9.89%				11.91%
S&P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2055 Index
Average Annual Return, Percent		21.10%			9.92%				11.67%
PGIM Target Date 2060 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PGIM Target Date 2060 Custom Benchmark
Average Annual Return, Percent		23.03%			10.01%				12.03%
S&P Target Date 2060 Index [Membe]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2060 Index
Average Annual Return, Percent		21.04%			9.92%				11.72%
PGIM Target Date 2065 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PGIM Target Date 2065 Custom Benchmark
Average Annual Return, Percent		23.16%			10.11%	11.93%
S&P Target Date 2065+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Date 2065+ Index
Average Annual Return, Percent		21.12%		16.98%	10.09%	11.76%
PGIM Target Date 2070 Custom Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		PGIM Target Date 2070 Custom Benchmark
Average Annual Return, Percent		23.16%		17.85%
Custom Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Blended Index
Average Annual Return, Percent		12.72%			7.58%			9.73%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.